UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

ATFUNDS

Semi-Annual Report **April 30, 2017**

Investment Adviser:
AT Investment Advisers, Inc.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-3AT-FUND; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.1%‡
	Shares	Value
CONSUMER DISCRETIONARY — 13.2%
Amazon.com *	40,943	$37,871,866
Comcast, C1 A	577,780	22,643,198
Dollar General	159,811	11,619,858
Home Depot	110,552	17,257,167
Omnicom Group	100,266	8,233,844
TJX	92,638	7,285,052
VF	126,815	6,927,903

		111,838,888

CONSUMER STAPLES — 5.6%
Colgate-Palmolive	121,267	8,736,075
CVS Health	144,433	11,907,057
PepsiCo	133,852	15,162,754
Walgreens Boots Alliance	132,130	11,434,530

		47,240,416

ENERGY — 5.1%
Anadarko Petroleum	229,727	13,099,034
EOG Resources	120,714	11,166,045
Kinder Morgan	541,069	11,162,253
Pioneer Natural Resources	44,904	7,767,943

		43,195,275

FINANCIALS — 13.5%
American Express	91,152	7,223,796
BlackRock, C1 A	35,383	13,607,240

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Capital One Financial	127,320	$10,233,982
Citigroup	189,227	11,187,100
JPMorgan Chase	245,253	21,337,011
Prudential Financial	150,658	16,124,926
US Bancorp	318,331	16,324,014
Wells Fargo	350,021	18,845,130

		114,883,199

HEALTH CARE — 19.8%
Aetna	110,342	14,903,894
Allergan	75,267	18,354,611
Cigna	60,529	9,464,920
Danaher	170,023	14,168,016
Express Scripts Holding *	176,850	10,847,979
Johnson & Johnson	134,406	16,595,109
McKesson	48,164	6,660,599
Medtronic	206,967	17,196,888
Merck	198,146	12,350,440
Stryker	124,810	17,020,340
Thermo Fisher Scientific	68,034	11,248,061
UnitedHealth Group	112,126	19,608,595

		168,419,452

INDUSTRIALS — 8.4%
Boeing	58,314	10,778,177
Fortive	159,786	10,108,063
General Electric	586,036	16,989,184
Honeywell International	73,953	9,698,196
Union Pacific	109,370	12,245,065
United Technologies	101,066	12,025,843

		71,844,528

INFORMATION TECHNOLOGY — 26.0%
Adobe Systems *	57,988	7,755,315
Alliance Data Systems	31,077	7,757,751
Alphabet, C1 A *	10,826	10,008,853
Alphabet, C1 C *	35,309	31,988,542
Apple	137,629	19,770,406
Automatic Data Processing	236,518	24,713,766
Cisco Systems	484,723	16,514,513
Fidelity National Information Services	128,882	10,850,576
Fiserv *	117,612	14,012,294
Microsoft	407,524	27,899,093
Oracle	409,677	18,419,078

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
QUALCOMM	201,098	$10,807,006
Visa, Cl A	228,410	20,835,560

		221,332,753

MATERIALS — 1.4%
Praxair	97,314	12,162,304

REAL ESTATE — 2.8%
American Tower, Cl A†	124,244	15,647,290
Simon Property Group †	51,462	8,504,610

		24,151,900

UTILITIES — 1.3%
NextEra Energy	79,290	10,589,972

TOTAL COMMON STOCK (Cost $544,737,431)		825,658,687

CASH EQUIVALENT(A) — 3.2%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.610% (Cost $27,368,193)	27,368,193	27,368,193

TOTAL INVESTMENTS — 100.3% (Cost $572,105,624)		$ 853,026,880

Percentages are based on Net Assets of $850,799,683.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	The reporting rate is the 7-day effective yield as of April 30, 2017.

Cl  —  Class

As of April 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.7%‡
	Shares	Value
CONSUMER DISCRETIONARY — 20.1%
AutoNation *	64,622	$2,714,124
AutoZone *	16,056	11,113,803
BorgWarner	54,051	2,285,276
Carter’s	57,941	5,332,890
Delphi Automotive	54,251	4,361,781
Dick’s Sporting Goods	55,049	2,782,727
Discovery Communications, Cl C *	107,305	3,002,394
Dollar Tree *	103,117	8,534,994
Foot Locker	77,188	5,969,720
Hanesbrands	163,351	3,562,685
LKQ *	154,475	4,825,799
Marriott International, Cl A	59,237	5,593,157
Mohawk Industries *	24,931	5,853,550
O’Reilly Automotive *	18,649	4,627,749
Ross Stores	118,076	7,674,940
Tractor Supply	52,456	3,247,551
Ulta Salon Cosmetics & Fragrance *	13,962	3,929,465
Whirlpool	33,608	6,240,333

		91,652,938

CONSUMER STAPLES — 5.2%
Brown-Forman, Cl B	94,540	4,473,633
Church & Dwight	116,081	5,749,492
Monster Beverage *	197,457	8,960,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — continued
Sprouts Farmers Market *	204,737	$4,567,683

		23,751,406

ENERGY — 1.3%
Concho Resources *	30,117	3,814,619
EQT	39,791	2,313,449

		6,128,068

FINANCIALS — 4.1%
Ameriprise Financial	48,467	6,196,506
Intercontinental Exchange	93,244	5,613,289
MSCI, Cl A	26,727	2,681,253
TD Ameritrade Holding	110,097	4,213,412

		18,704,460

HEALTH CARE — 13.5%
Acadia Healthcare *	104,912	4,572,065
Aetna	59,137	7,987,635
Alkermes *	70,207	4,089,558
AmerisourceBergen, Cl A	75,792	6,218,734
Edwards Lifesciences *	37,098	4,068,538
Envision Healthcare *	53,353	2,989,369
HCA Holdings *	75,592	6,365,602
HealthSouth	144,603	6,781,881
Humana	21,940	4,870,241
Jazz Pharmaceuticals *	23,205	3,696,092
Ligand Pharmaceuticals *	18,050	2,006,618
Teleflex	11,568	2,393,303
Universal Health Services, Cl B	47,669	5,756,508

		61,796,144

INDUSTRIALS — 10.9%
AMETEK	88,457	5,059,740
HD Supply Holdings *	141,511	5,702,894
Hexcel	55,747	2,884,907
Hubbell, Cl B	36,799	4,163,071
IHS Markit *	85,764	3,722,158
Kansas City Southern	46,971	4,230,678
Parker-Hannifin	22,039	3,543,871
Pentair	60,633	3,911,435
Rexnord *	183,695	4,482,158
Roper Technologies	30,516	6,673,849
TransUnion *	68,999	2,762,030

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Wabtec	30,416	$2,551,598

		49,688,389

INFORMATION TECHNOLOGY — 32.3%
Alliance Data Systems	45,076	11,252,322
Amphenol, Cl A	72,600	5,249,706
ANSYS *	41,785	4,603,036
Cardtronics *	120,170	4,996,669
Check Point Software Technologies *	53,653	5,580,449
Citrix Systems *	32,211	2,607,158
Cognizant Technology Solutions, Cl A *	187,086	11,268,190
EPAM Systems *	90,551	6,972,427
Euronet Worldwide *	83,171	6,871,588
Fidelity National Information Services	90,850	7,648,661
Fiserv *	126,153	15,029,868
FleetCor Technologies *	29,319	4,138,084
Global Payments	83,171	6,800,061
Microchip Technology	118,873	8,984,421
NXP Semiconductors *	89,953	9,512,530
PTC *	122,962	6,646,096
Red Hat *	36,300	3,197,304
Skyworks Solutions	72,999	7,280,920
TE Connectivity	71,803	5,555,398
Vantiv, Cl A *	153,279	9,509,429
WEX *	36,500	3,703,290

		147,407,607

MATERIALS — 5.4%
Ashland Global Holdings	26,427	3,263,734
Berry Plastics Group *	126,054	6,302,700
Crown Holdings *	69,509	3,898,760
FMC	81,077	5,937,269
International Flavors & Fragrances	36,001	4,989,379

		24,391,842

REAL ESTATE — 2.4%
Equinix †	18,350	7,664,795
Jones Lang LaSalle †	29,220	3,356,209

		11,021,004

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — 1.5%
SBA Communications, Cl A *	52,954	$6,698,151

TOTAL COMMON STOCK (Cost $391,499,923)		441,240,009

CASH EQUIVALENT (A) — 3.3%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.610% (Cost $15,181,500)	15,181,500	15,181,500

TOTAL INVESTMENTS — 100.0% (Cost $406,681,423)		$456,421,509

Percentages are based on Net Assets of $456,362,467.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Real Estate Investment Trust
*	Non-income producing security.
(A)	The reporting rate is the 7-day effective yield as of April 30, 2017.

Cl — Class

As of April 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 61.7%
	Shares	Value
CONSUMER DISCRETIONARY — 7.8%
Amazon.com *(D)	2,100	$1,942,479
Comcast, Cl A	83,325	3,265,507
Home Depot	23,825	3,719,082
NIKE, Cl B (D)	17,100	947,511
Regal Entertainment Group, Cl A (D)	110,600	2,440,942
Starbucks (D)	39,225	2,355,854
Tupperware Brands (D)	77,100	5,536,551
VF (D)	63,100	3,447,153

		23,655,079

CONSUMER STAPLES — 4.2%
Kellogg	61,850	4,391,350
PepsiCo	38,775	4,392,432
Walgreens Boots Alliance	45,100	3,902,954

		12,686,736

ENERGY — 4.2%
Chevron	26,550	2,832,885
Kinder Morgan	245,000	5,054,350
Linn Energy *	4,433	124,257
Occidental Petroleum (D)	74,100	4,560,114

		12,571,606

FINANCIALS — 10.5%
Ares Capital	249,275	4,387,240

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Golub Capital	181,800	$3,692,358
Hercules Capital	241,350	3,745,752
JPMorgan Chase	52,575	4,574,025
Navient	135,570	2,060,664
Prudential Financial (D)	49,375	5,284,606
US Bancorp	88,150	4,520,332
Wells Fargo	63,125	3,398,650

		31,663,627

HEALTH CARE — 6.6%
Allergan (D)	4,600	1,121,756
Johnson & Johnson (D)	43,650	5,389,465
Merck	86,175	5,371,288
Novartis ADR	41,900	3,227,557
Pfizer	144,500	4,901,440

		20,011,506

INDUSTRIALS — 7.5%
Boeing	24,125	4,459,024
General Electric (D)	149,525	4,334,730
Lockheed Martin (D)	21,900	5,900,955
Union Pacific (D)	29,250	3,274,830
United Parcel Service, Cl B	44,245	4,754,567

		22,724,106

INFORMATION TECHNOLOGY — 13.1%
Alphabet, Cl A *(D)	3,150	2,912,238
Apple	37,025	5,318,641
Automatic Data Processing	50,375	5,263,684
Cisco Systems (D)	130,600	4,449,542
Intel	99,595	3,600,360
Microchip Technology (D)	58,469	4,419,087
Microsoft	106,650	7,301,259
Paychex	65,550	3,885,804
QUALCOMM (D)	24,500	1,316,630
Visa, Cl A	14,675	1,338,653

		39,805,898

MATERIALS — 1.1%
Praxair (D)	26,825	3,352,589

REAL ESTATE — 2.4%
Crown Castle International†	18,675	1,766,655
Hannon Armstrong Sustainable Infrastructure Capital†	104,560	2,291,955

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Weyerhaeuser †	96,075	$3,254,060

		7,312,670

TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications (D)	44,500	2,042,995

UTILITIES — 3.6%
American Water Works	42,750	3,409,740
NextEra Energy (D)	25,004	3,339,534
NRG Yield, Cl A	49,750	862,665
NRG Yield, Cl C	179,750	3,181,575

		10,793,514

TOTAL COMMON STOCK (Cost $164,434,964)		186,620,326

CORPORATE OBLIGATIONS — 26.1%

	Face Amount
CONSUMER DISCRETIONARY — 5.3%
Ford Motor Credit
3.336%, 03/18/21	$2,855,000	2,893,051
General Motors Financial
2.420%, 10/04/19 (A)	2,000,000	2,027,398
Goodyear Tire & Rubber
5.125%, 11/15/23	2,250,000	2,366,955
Regal Entertainment Group
5.750%, 03/15/22	2,000,000	2,090,000
Sirius XM Radio
6.000%, 07/15/24 (B)	750,000	802,500
Speedway Motorsports
5.125%, 02/01/23	1,835,000	1,853,350
Tenneco
5.375%, 12/15/24	630,000	650,475
Time Warner
3.600%, 07/15/25	3,500,000	3,479,028

		16,162,757

ENERGY — 3.8%
Chesapeake Energy
8.000%, 12/15/22 (B)	847,000	892,526
DCP Midstream Operating
6.750%, 09/15/37 (B)	1,500,000	1,643,475
Genesis Energy
6.000%, 05/15/23	1,700,000	1,700,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Kinder Morgan MTN
7.800%, 08/01/31	$1,400,000	$1,779,508
Regency Energy Partners
5.500%, 04/15/23	3,265,000	3,399,159
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,381,747
5.625%, 03/01/25	750,000	819,917

		11,616,332

FINANCIALS — 6.5%
Ally Financial
3.750%, 11/18/19	3,500,000	3,560,865
Ares Capital
3.875%, 01/15/20	2,500,000	2,555,897
Bank of America MTN
3.950%, 04/21/25	3,250,000	3,256,965
Goldman Sachs Group MTN
2.922%, 10/28/27 (A)	3,000,000	3,092,217
Morgan Stanley
2.336%, 01/20/22 (A)	4,000,000	4,037,040
Navient MTN
4.875%, 06/17/19	500,000	516,200
4.625%, 09/25/17	425,000	428,719
Wells Fargo MTN
4.100%, 06/03/26	2,000,000	2,072,950

		19,520,853

HEALTH CARE — 2.0%
Fresenius US Finance II
4.500%, 01/15/23 (B)	2,000,000	2,060,000
HCA
6.500%, 02/15/20	1,150,000	1,262,194
5.000%, 03/15/24	1,250,000	1,326,563
Universal Health Services
4.750%, 08/01/22 (B)	500,000	514,080
3.750%, 08/01/19 (B)	750,000	761,250

		5,924,087

INDUSTRIALS — 1.5%
Masco
4.450%, 04/01/25	2,750,000	2,924,268
United Rentals North America
6.125%, 06/15/23	1,650,000	1,724,250

		4,648,518

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — 2.0%
CommScope Technologies Finance
6.000%, 06/15/25 (B)	$2,000,000	$2,132,500
NXP BV
4.625%, 06/15/22 (B)	1,000,000	1,073,750
4.625%, 06/01/23 (B)	1,000,000	1,076,250
Sanmina
4.375%, 06/01/19 (B)	1,750,000	1,793,750

		6,076,250

MATERIALS — 0.7%
NOVA Chemicals
5.000%, 05/01/25 (B)	2,000,000	2,047,500

REAL ESTATE — 0.7%
Sabra Health Care
5.500%, 02/01/21†	2,000,000	2,075,000

TELECOMMUNICATION SERVICES — 2.9%
Level 3 Financing
5.250%, 03/15/26	2,000,000	2,062,660
Sprint Capital
6.900%, 05/01/19	1,000,000	1,068,750
Sprint Spectrum
3.360%, 09/20/21 (B)	3,500,000	3,530,625
Verizon Communications
3.500%, 11/01/24	2,250,000	2,251,496

		8,913,531

UTILITIES — 0.7%
AES
6.000%, 05/15/26	2,000,000	2,110,000

TOTAL CORPORATE OBLIGATIONS (Cost $77,008,283)		79,094,828

EXCHANGE TRADED FUNDS — 5.3%

	Shares
Nuveen AMT-Free Municipal Credit Income Fund	327,600	4,858,308
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	36,990	3,753,745
PowerShares Senior Loan Portfolio	324,400	7,552,032

TOTAL EXCHANGE TRADED FUNDS (Cost $16,649,520)		16,164,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2017 (Unaudited)

PREFERRED STOCK — 1.5%

	Shares	Value
FINANCIALS — 0.7%
Wells Fargo, 7.500%	1,700	$2,159,000

HEALTH CARE — 0.4%
Allergan, 5.500%	1,190	1,030,279

REAL ESTATE — 0.4%
Public Storage, 4.900% †	50,000	1,174,500

TOTAL PREFERRED STOCK (Cost $3,988,229)		4,363,779

U.S. TREASURY OBLIGATION — 0.6%

	Face Amount
U.S. Treasury Bond
2.500%, 02/15/45
(Cost $1,912,329)	$2,000,000	1,822,500

CASH EQUIVALENT(C)(D) — 4.0%

	Shares
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.610%
(Cost $12,133,458)	12,133,458	12,133,458

TOTAL INVESTMENTS — 99.2%
(Cost $276,126,783)		$300,198,976

WRITTEN EQUITY OPTIONS (E) — (0.1)%

	Contracts
Allergan Call, Expires 5/20/2017,
Strike Price 260.00*	(46)	$(2,760)
Alphabet Call, Expires 5/20/2017,
Strike Price 900.00*	(31)	(86,800)
Amazon.com Call, Expires 5/20/2017,
Strike Price 925.00*	(21)	(31,857)
Lockheed Martin Call, Expires 5/20/2017,
Strike Price 285.00*	(50)	(1,000)
NIKE Call, Expires 6/17/2017,
Strike Price 60.00*	(100)	(1,100)
NIKE Call, Expires 6/17/2017,
Strike Price 57.50*	(71)	(3,195)
Prudential Financial Call, Expires 6/17/2017,
Strike Price 115.00*	(120)	(8,400)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2017 (Unaudited)

WRITTEN EQUITY OPTIONS — continued

	Contracts	Value
Starbucks Call, Expires 5/20/2017,
Strike Price 60.00*	(220)	$(16,500)
Tupperware Brands Call, Expires 6/17/2017,
Strike Price 75.00*	(230)	(17,250)
VF Call, Expires 6/17/2017,
Strike Price 60.00*	(125)	(1,875)

TOTAL WRITTEN OPTIONS — (0.1)%
(Premiums Received $104,305)		$(170,737)

Percentages are based on Net Assets of $302,726,355.
†	Real Estate Investment Trust
*	Non-income producing security.
(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2017.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2017 was $18,328,206 which represents 6.1% of Net Assets.

(C)	The reporting rate is the 7-day effective yield as of April 30, 2017.
(D)	Security, or portion thereof, has been pledged as collateral on written equity options.
(E)	For the period ended April 30, 2017, the average market value of written equity options was $163,676.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl —  Class

ETF — Exchange Traded Fund

MTN —  Medium Term Note

The following is a summary of the inputs used as of April 30, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$186,620,326	$—	$—	$186,620,326
Corporate Obligations	—	79,094,828	—	79,094,828
Exchange Traded Funds	16,164,085	—	—	16,164,085
Preferred Stock	4,363,779	—	—	4,363,779
U.S. Treasury Obligation	—	1,822,500	—	1,822,500
Cash Equivalent	12,133,458	—	—	12,133,458

Total Investments in Securities	$217,076,869	$83,122,107	$—	$300,198,976

Liabilities
Written Options	$(170,737)	$—	$—	$(170,737)

Total Liabilities	$(170,737)	$—	$—	$(170,737)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
APRIL 30, 2017 (Unaudited)

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	AT Disciplined Equity Fund	AT Mid Cap Equity Fund	AT Income Opportunities Fund
Assets:
Investments at Value (Cost $572,105,624, $406,681,423 and $276,126,783, respectively)	$853,026,880	$456,421,509	$300,198,976
Cash Held at Prime Broker	122,229	–	25,713
Dividends and Interest Receivable	261,528	55,131	987,576
Receivable for Investment Securities Sold	240,493	3,493,580	–
Receivable for Capital Shares Sold	36,421	1,382,782	12,000,285
Reclaim Receivable	–	8,483	33,141
Prepaid Expenses	18,263	19,491	16,930

Total Assets	853,705,814	461,380,976	313,262,621

Liabilities:
Written Equity Options, at value (Premiums Received $0, $0 and $104,305, respectively)	–	–	170,737
Payable for Investment Securities Purchased	–	3,975,039	9,910,941
Payable for Capital Shares Redeemed	2,336,976	703,557	265,925
Payable due to Adviser	460,983	276,401	141,099
Payable due to Administrator	55,265	29,483	18,814
Payable due to Trustees	3,624	1,871	1,222
Chief Compliance Officer Fees Payable	1,631	768	473
Other Accrued Expenses	47,652	31,390	27,055

Total Liabilities	2,906,131	5,018,509	10,536,266

Net Assets	$850,799,683	$456,362,467	$302,726,355

Net Assets Consist of:
Paid-in Capital	$563,919,940	$415,364,919	$283,646,249
Undistributed (Distributions in Excess of)
Net Investment Income/ (Accumulated Net Investment Loss)	1,998,420	(959,373)	(50,772)
Accumulated Net Realized Gain (Loss) on Investments and Written Equity Options	3,960,067	(7,783,165)	(4,874,883)
Net Unrealized Appreciation on Investments and Written Equity Options	280,921,256	49,740,086	24,005,761

Net Assets	$850,799,683	$456,362,467	$302,726,355

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	48,734,802	37,096,800	28,239,931

Net Asset Value, Offering and Redemption Price Per Share	$17.46	$12.30	$10.72

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FOR THE SIX-MONTHS ENDED APRIL 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS
	AT Disciplined Equity Fund	AT Mid Cap Equity Fund	AT Income Opportunities Fund
Investment Income:
Dividends	$6,902,318	$1,368,602	$2,234,667
Income Distributions from Registered Investment Companies	—	—	284,919
Interest	—	—	1,671,764
Less: Foreign Taxes Withheld	—	(3,253)	(16,900)

Total Income	6,902,318	1,365,349	4,174,450

Expenses:
Investment Advisory Fees	2,669,178	1,501,883	789,460
Administration Fees	319,541	160,202	105,262
Trustees’ Fees	8,410	4,147	2,747
Chief Compliance Officer Fees	2,450	1,248	841
Transfer Agent Fees	31,037	21,227	18,578
Registration and Filing Fees	16,279	16,333	11,848
Custodian Fees	14,879	6,864	5,549
Legal Fees	12,823	6,381	4,212
Printing Fees	12,339	6,224	4,077
Audit Fees	11,725	11,725	11,725
Other Expenses	9,768	4,910	7,231

Total Expenses	3,108,429	1,741,144	961,530

Advisory Waiver Recapture (Note 5)	48,259	—	—
Less:
Fees Paid Indirectly (Note 4)	(24)	(18)	(9)

Net Expenses	3,156,664	1,741,126	961,521

Net Investment Income (Loss)	3,745,654	(375,777)	3,212,929

Net Realized Gain (Loss) on Investments	6,259,918	(7,105,044)	1,491,195
Net Realized Gain on Written Equity Options	—	—	278,361
Distributions of Realized Gains from Registered Investment Companies	—	—	37,398
Net Change in Unrealized Appreciation on Investments	83,899,654	46,324,568	16,784,589
Net Change in Unrealized Depreciation on Written Equity Options	—	—	(76,461)

Net Realized and Unrealized Gain on Investments	90,159,572	39,219,524	18,515,082

Net Increase in Net Assets Resulting from Operations	$93,905,226	$38,843,747	$21,728,011

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Disciplined Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$3,745,654	$6,939,104
Net Realized Gain on Investments	6,259,918	3,886,624
Net Change in Unrealized Appreciation on Investments	83,899,654	514,427

Net Increase in Net Assets Resulting from Operations	93,905,226	11,340,155

Dividends and Distributions:
Institutional Shares
Net Investment Income	(7,050,909)	(6,378,081)
Net Realized Gains	(4,485,320)	(27,997,779)

Total Dividends and Distributions	(11,536,229)	(34,375,860)

Capital Share Transactions:
Institutional Shares
Issued	68,712,357	129,984,915
Reinvestment of Dividends and Distributions	9,287,957	30,576,942
Redeemed	(42,058,427)	(80,262,994)

Net Increase in Net Assets from Capital Share Transactions	35,941,887	80,298,863

Total Increase in Net Assets	118,310,884	57,263,158
Net Assets:
Beginning of Period	732,488,799	675,225,641

End of Period	$850,799,683	$732,488,799

Undistributed Net Investment Income	$1,998,420	$5,303,675

Shares Issued and Redeemed:
Issued	4,119,872	8,604,288
Reinvestment of Dividends and Distributions	562,873	2,019,785
Redeemed	(2,501,231)	(5,242,236)

Net Increase in Shares Outstanding from Share Transactions	2,181,514	5,381,837

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	AT Mid Cap Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Loss	$(375,777)	$(593,776)
Net Realized Gain (Loss) on Investments	(7,105,044)	4,486,193
Net Change in Unrealized Appreciation (Depreciation) on Investments	46,324,568	(7,002,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	38,843,747	(3,110,079)

Dividends and Distributions:
Institutional Shares
Net Realized Gains	(4,983,312)	(211,276)

Total Dividends and Distributions	(4,983,312)	(211,276)

Capital Share Transactions:
Institutional Shares
Issued	101,955,207	136,896,237
Reinvestment of Dividends and Distributions	4,828,770	203,373
Redeemed	(18,456,791)	(49,502,491)

Net Increase in Net Assets from Capital Share Transactions	88,327,186	87,597,119

Total Increase in Net Assets	122,187,621	84,275,764

Net Assets:
Beginning of Period	334,174,846	249,899,082

End of Period	$456,362,467	$334,174,846

Accumulated Net Investment Loss	$(959,373)	$(583,596)

Shares Issued and Redeemed:
Issued	8,612,384	12,321,907
Reinvestment of Dividends and Distributions	413,069	18,224
Redeemed	(1,559,321)	(4,450,736)

Net Increase in Shares Outstanding from Share Transactions	7,466,132	7,889,395

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	AT Income Opportunities Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$3,212,929	$6,477,667
Net Realized Gain (Loss) on Investments and Written Equity Options	1,806,954	(5,415,881)
Net Change in Unrealized Appreciation on Investments and Written Equity Options	16,708,128	11,132,630

Net Increase in Net Assets Resulting from Operations	21,728,011	12,194,416

Dividends and Distributions:
Institutional Shares
Net Investment Income	(3,598,461)	(6,363,252)

Total Dividends and Distributions	(3,598,461)	(6,363,252)

Capital Share Transactions:
Institutional Shares
Issued	61,667,406	51,706,312
Reinvestment of Dividends and Distributions	1,695,979	2,969,117
Redeemed	(13,230,428)	(35,796,998)

Net Increase in Net Assets from Capital Share Transactions	50,132,957	18,878,431

Total Increase in Net Assets	68,262,507	24,709,595
Net Assets:
Beginning of Period	234,463,848	209,754,253

End of Period	$302,726,355	$234,463,848

Undistributed Net Investment Income/ (Distributions in Excess of Net Investment Income)	$(50,772)	$334,760

Shares Issued and Redeemed:
Issued	5,886,929	5,246,863
Reinvestment of Dividends and Distributions	162,537	308,722
Redeemed	(1,264,642)	(3,768,653)

Net Increase in Shares Outstanding from Share Transactions	4,784,824	1,786,932

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period
	Six Months	Year Ended October 31,
Institutional Class	Ended April 30, 2017 (Unaudited)	2016	2015	2014(1)	2013(1)	2012(1)
Net Asset Value, Beginning of Period	$15.73	$16.40	$15.77	$14.07	$11.78	$10.61

Income (Loss) from Investment Operations:
Net Investment Income*	0.08	0.15	0.15	0.13	0.13	0.12
Net Realized and Unrealized Gain	1.89	0.01	1.16	2.32	2.70	1.33

Total from Investment Operations	1.97	0.16	1.31	2.45	2.83	1.45

Dividends and Distributions:
Net Investment Income	(0.15)	(0.15)	(0.13)	(0.13)	(0.13)	(0.09)
Net Realized Gains	(0.09)	(0.68)	(0.55)	(0.62)	(0.41)	(0.19)

Total Dividends and Distributions	(0.24)	(0.83)	(0.68)	(0.75)	(0.54)	(0.28)

Net Asset Value, End of Period	$17.46	$15.73	$16.40	$15.77	$14.07	$11.78

Total Return †	12.63%	1.17%	8.50%	18.25%	25.16%	14.05%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$850,800**	$732,489	$675,226	$586,379	$470,885	$320,681
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.79%**‡	0.80%‡	0.79%	0.79%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.78%**	0.79%	0.79%	0.81%	0.80%	0.79%
Ratio of Net Investment Income to Average Net Assets	0.93%**	1.00%	0.93%	0.89%	1.03%	1.07%
Portfolio Turnover Rate	7%***	12%	16%	22%	19%	22%

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses, as applicable.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

*	Per share calculations were performed using average shares for the period.

**	Annualized.

***	Not annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS
(1)

On January 2, 2014, the Invesco Disciplined Equity Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Disciplined Equity Fund. Information presented prior to January 2, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period
	Six Months	Year Ended October 31,		Period
Institutional Class	Ended April 30, 2017 (Unaudited)	2016	2015	Ended October 31, 2014 (1)
Net Asset Value, Beginning of Period	$11.28	$11.49	$10.54	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.01)	(0.02)	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss)	1.18	(0.18)	1.04	0.55

Total from Investment Operations	1.17	(0.20)	1.01	0.54

Dividends and Distributions:
Net Realized Gains	(0.15)	(0.01)	(0.06)	—

Total Dividends and Distributions	(0.15)	(0.01)	(0.06)	—

Net Asset Value, End of Period	$12.30	$11.28	$11.49	$10.54

Total Return †	10.48%	(1.74%)	9.60%	5.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$456,362	$334,175	$249,899	$47,888
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.87%**	0.88%	0.98%‡	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.87%**	0.88%	0.94%	1.67%**
Ratio of Net Investment Income to Average Net Assets	(0.19%)**	(0.21%)	(0.27%)	(0.27%)**
Portfolio Turnover Rate	9%***	23%	11%	7%***

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses, as applicable.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

*	Per share calculations were performed using average shares for the period.

**	Annulaized

***	Not Annualized

(1)	Commenced operations on June 27,2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period
	Six Months	Year Ended October 31,		Period
Institutional Class	Ended April 30, 2017 (Unaudited)	2016	2015	Ended October 31, 2014 (1)
Net Asset Value, Beginning of Period	$10.00	$9.68	$10.08	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.13	0.30	0.31	0.09
Net Realized and Unrealized Gain (Loss)	0.73	0.32	(0.37)	0.05

Total from Investment Operations	0.86	0.62	(0.06)	0.14

Dividends and Distributions:
Net Investment Income	(0.14)	(0.30)	(0.31)	(0.06)
Net Realized Gains	—	—	(0.03)	—

Total Dividends and Distributions	(0.14)	(0.30)	(0.34)	(0.06)

Net Asset Value, End of Period	$10.72	$10.00	$9.68	$10.08

Total Return †	8.63%	6.55%	(0.67%)	1.42%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$302,726	$234,464	$209,754	$116,640
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.73%**	0.74%	0.79%‡	0.85%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.73%**	0.74%	0.77%	0.97%**
Ratio of Net Investment Income to Average Net Assets	2.44%**	3.13%	3.10%	2.76%**
Portfolio Turnover Rate	7%***	24%	29%	6%***

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses, as applicable.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

*	Per share calculations were performed using average shares for the period.

**	Annualized.

***	Not Annualized.

(1)	Commenced operations on June 27, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of AT Disciplined Equity Fund (the “Disciplined Equity Fund”), the AT Mid Cap Equity Fund (the “Mid Cap Equity Fund”) and the AT Income Opportunities Fund (the “Income Opportunities Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2017, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Options Written/Purchased — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

There were no options purchased during the period ended April 30, 2017.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written equity options are reported on the Statement of Operations as net realized gain on written equity options and net change in unrealized depreciation on written equity options. Written

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

options transactions entered into during the period ended April 30, 2017, are subject to equity risk and are summarized as follows:

Income Opportunities Fund	Number of Contracts	Premium
Balance at the beginning of the period	2,543	$131,728
Written	3,761	300,465
Exercised	(1,817)	(49,527)
Expired	(3,473)	(278,361)

Balance at the end of the period	1,014	$104,305

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders —The Disciplined Equity Fund and Mid Cap Equity Fund distribute substantially all of their net investment income, if any, at least annually. The Income Opportunities Fund distributes substantially all of its net investment income, if any, quarterly. For each Fund, any net realized capital gains, if any, are distributed at least annually. All distributions and distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2017, the

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund paid $319,541, $160,202 and $105,262, respectively, for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended April 30, 2017, the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund earned credits of $24, $18 and $9, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, AT Investment Advisers, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund and Income Opportunities Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund and 0.60% of the average daily net assets of the Income Opportunities Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00% and 0.85% of the average daily net assets for the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund, respectively, until February 28, 2018. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2017, there are no previously waived fees the Adviser may seek as reimbursement. For the period ended April 30, 2017, the Adviser recaptured previously waived fees of $48,259 from the Disciplined Equity Fund.

6. Investment Transactions:

The cost of purchases and proceeds from security sales, other than long-term U.S. Government and short-term securities for the period ended April 30, 2017, are as follows:

	Purchases	Sales
Disciplined Equity Fund	$82,048,893	$54,477,823
Mid Cap Equity Fund	116,110,700	35,222,732
Income Opportunities Fund	52,711,787	16,383,262

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended October 31, 2016 and 2015 were as follows:

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Total
Disciplined Equity Fund
2016	$7,850,557	$26,525,303	$34,375,860
2015	5,130,510	20,512,657	25,643,167
Mid Cap Equity Fund
2016	—	211,276	211,276
2015	—	325,066	325,066
Income Opportunities Fund
2016	6,363,252	—	6,363,252
2015	5,512,722	285,324	5,798,046

As of October 31, 2016 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation/ (Depreciation)	Late- Year Loss Deferral	Total Distributable Earnings
Disciplined Equity Fund	$5,303,675	$4,484,471	$—	$194,722,600	$—	$204,510,746
Mid Cap Equity Fund	—	4,980,771	—	2,739,939	(583,597)	7,137,113
Income Opportunities Fund	334,760	—	(6,580,047)	7,195,843	—	950,556

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016. For the tax year ended October 31, 2016, the Mid Cap Equity Fund elected to treat the qualified ordinary late year loss of $583,597 as arising in the following fiscal year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Income Opportunities Fund	$2,831,602	$3,748,445	$6,580,047

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2017, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Disciplined Equity Fund	$ 572,105,624	$ 288,967,244	$ (8,045,988)	$ 280,921,256
Mid Cap Equity Fund	406,681,423	56,415,150	(6,675,064)	49,740,086
Income Opportunities Fund	276,126,783	29,495,698	(5,423,505)	24,072,193

8. Other:

At April 30, 2017, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership

Disciplined Equity Fund	4	89%
Mid Cap Equity Fund	4	95%
Income Opportunities Fund	4	92%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2016 to April 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
AT Disciplined Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,126.30	0.79%	$4.16
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
AT Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,104.80	0.87%	$4.54
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.48	0.87%	$4.36
AT Income Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,086.30	0.73%	$3.78
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.17	0.73%	$3.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AT Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-3AT-FUND

Adviser:

AT Investment Advisers, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017